UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08649
                                                    ----------------------------

                           EII REALTY SECURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478
                                                           -------------

                        Date of fiscal year end: JUNE 30
                                                --------

                  Date of reporting period: SEPTEMBER 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 Fifth Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                          E.I.I REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2006
                                   (UNAUDITED)



                                                                                             SHARES            VALUE
                                                                                         --------------  ----------------
COMMON STOCK - 98.15%
Alexandria Real Estate Equities, Inc.                                                          8,000     $        750,400
AMB Property Corp.                                                                            28,100            1,548,591
Apartment Investment & Management Co., Class A                                                10,400              565,864
Archstone-Smith Trust                                                                         32,633            1,776,540
AvalonBay Communities, Inc.                                                                   17,762            2,138,545
BioMed Realty Trust, Inc.                                                                     20,000              606,800
Boston Properties, Inc.                                                                       15,247            1,575,625
Brandywine Realty Trust                                                                       16,039              522,069
BRE Properties, Inc., Class A                                                                 12,700              758,571
Brookfield Properties Corp.                                                                   50,674            1,789,806
Developers Diversified Realty Corp.                                                           17,077              952,214
Equity Lifestyle Properties, Inc.                                                              8,600              393,106
Equity Office Properties Trust                                                                28,900            1,149,064
Equity Residential                                                                            41,900            2,119,302
Federal Realty Investment Trust                                                                7,000              520,100
Health Care REIT, Inc.                                                                        15,000              600,150
Host Marriott Corp.                                                                           49,554            1,136,273
Kilroy Realty Corp.                                                                           12,600              949,284
Kimco Realty Corp.                                                                            32,564            1,396,019
Macerich Co. (The)                                                                            15,800              643,692
Nationwide Health Properties, Inc.                                                            18,900              505,386
ProLogis                                                                                      43,922            2,506,189
Public Storage, Inc.                                                                          17,233            1,481,866
Regency Centers Corp.                                                                         17,833            1,226,197
Simon Property Group, Inc.                                                                    31,336            2,839,668
SL Green Realty Corp.                                                                         10,100            1,128,170
Spirit Finance Corp.                                                                          56,700              658,287
Starwood Hotels & Resorts Worldwide, Inc.                                                     16,200              926,478
U-Store-It Trust                                                                              25,600              549,376
United Dominion Realty Trust, Inc.                                                            28,366              856,653
Ventas, Inc.                                                                                  15,000              578,100
Vornado Realty Trust                                                                          12,639            1,377,651
Weingarten Realty Investors                                                                   12,600              542,052
                                                                                                         ----------------

TOTAL COMMON STOCK (Cost $20,824,249)                                                                          37,068,088
                                                                                                         ================

          See Accompanying Notes to Quarterly Portfolio of Investments.
                                        1

                          E.I.I REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

                                                                                               PAR             VALUE
                                                                                         --------------  ----------------
SHORT TERM OBLIGATION - 0.73%
Provident Institutional Funds, Treasury Trust Portfolio                                  $   277,863     $        277,863
                                                                                                         ----------------

TOTAL SHORT TERM OBLIGATION (Cost $277,863)                                                                       277,863
                                                                                                         ----------------

TOTAL INVESTMENTS - 98.88% (Cost $21,102,112)                                                                  37,345,951

ASSETS IN EXCESS OF OTHER LIABILITIES - 1.12%                                                                     421,832
                                                                                                         ----------------

TOTAL NET ASSETS - 100.00%                                                                               $     37,767,783
                                                                                                         ================

          See Accompanying Notes to Quarterly Portfolio of Investments.
                                        2

                          E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                                                          SHARES                VALUE
                                                                                     -----------------  ------------------
COMMON STOCKS - 94.12%

AUSTRALIA - 2.89%
Westfield Group                                                                              424,968    $       5,968,447
                                                                                                        ------------------

Total (Cost $5,501,640)                                                                                         5,968,447
                                                                                                        ------------------

FINLAND - 0.29%
Citycon Oyj                                                                                  112,840              593,203
                                                                                                        ------------------

Total (Cost $410,947)                                                                                             593,203
                                                                                                        ------------------

FRANCE - 11.98%
Gecina SA                                                                                      6,854              913,381
Klepierre                                                                                     27,500            4,114,096
Nexity                                                                                       133,115            8,412,641
Societe de la Tour Eiffel                                                                     27,654            4,378,848
Unibail                                                                                       33,017            6,930,299
                                                                                                        ------------------

Total (Cost $18,753,016)                                                                                       24,749,265
                                                                                                        ------------------

GERMANY - 2.65%
DIC Asset AG                                                                                 152,905            5,471,823
                                                                                                        ------------------

Total Germany (Cost $4,232,958)                                                                                 5,471,823
                                                                                                        ------------------

HONG KONG - 13.13%
China Overseas Land & Investment, Ltd.                                                     6,450,000            4,974,750
China State Construction International Holdings, Ltd.                                        105,555               41,180
Hang Lung Properties, Ltd.                                                                 2,925,000            6,246,206
Hysan Development Co., Ltd.                                                                1,386,128            3,554,152
Kerry Properties, Ltd.                                                                     1,075,678            3,934,271
Shangri-La Asia, Ltd.                                                                      2,168,085            4,819,049
Sino Land Co., Ltd.                                                                        2,008,435            3,556,919
                                                                                                        ------------------

Total (Cost $18,892,099)                                                                                       27,126,527
                                                                                                        ------------------

ITALY - 8.63%
Aedes SpA Ligure Lombarda per Imprese e Costruzioni                                          476,272            3,101,059
Immobiliare Grande Distribuzione                                                           1,760,000            6,315,016
Risanamento SpA                                                                            1,105,150            8,399,711
                                                                                                        ------------------

Total (Cost $12,737,920)                                                                                       17,815,786
                                                                                                        ------------------

JAPAN - 14.15%
AEON Mall Co., Ltd.                                                                          114,000            6,025,155
Daiwa House Industry Co., Ltd.                                                               304,000            5,265,574

          See Accompanying Notes to Quarterly Portfolio of Investments.
                                        3

                          E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                                                          SHARES                VALUE
                                                                                     -----------------  ------------------
JAPAN (CONTINUED)
Diamond City Co., Ltd.                                                                        70,000    $       3,314,276
Mitsubishi Estate Co., Ltd.                                                                  202,000            4,414,179
Mitsui Fudosan Co., Ltd.                                                                     260,800            5,931,038
Tokyu Land Corp.                                                                             450,000            4,268,835
                                                                                                        ------------------

Total (Cost $22,990,657)                                                                                       29,219,057
                                                                                                        ------------------

SINGAPORE - 8.16%
Allgreen Properties, Ltd.                                                                  1,400,000            1,403,177
Capitaland, Ltd.                                                                             989,000            3,148,292
Hongkong Land Holdings, Ltd.                                                               1,185,000            4,597,800
Keppel Land, Ltd.                                                                          1,134,000            3,545,537
Wing Tai Holdings, Ltd.                                                                    3,500,000            4,169,818
                                                                                                        ------------------

Total (Cost $12,810,162)                                                                                       16,864,624
                                                                                                        ------------------

SPAIN - 7.43%
Fadesa Inmobiliaria, SA                                                                      121,557            5,397,093
Renta Corp. Real Estate SA*                                                                  117,000            4,413,696
Sol Melia, SA                                                                                309,267            5,543,473
                                                                                                        ------------------

Total (Cost $12,322,008)                                                                                       15,354,262
                                                                                                        ------------------

THAILAND - 0.63%
Central Pattana Public Co., Ltd.                                                           1,000,000              532,127
Land & Houses Public Co., Ltd., NVDR                                                       4,000,000              771,585
                                                                                                        ------------------

Total Thailand (Cost $1,296,969)                                                                                1,303,712
                                                                                                        ------------------

UNITED KINGDOM - 24.18%
British Land Co. plc                                                                         384,744            9,802,762
Capital & Regional plc                                                                       236,571            5,240,931
Derwent Valley Holdings plc                                                                  107,660            3,670,113
Great Portland Estates plc                                                                   421,300            4,761,119
Hammerson plc                                                                                425,200           10,420,518
Land Securities Group plc                                                                    237,000            8,712,357
Quintain Estates & Development plc                                                           200,668            2,623,846
Shaftesbury plc                                                                              420,700            4,718,976
                                                                                                        ------------------

Total (Cost $39,065,359)                                                                                       49,950,622
                                                                                                        ------------------

TOTAL COMMON STOCKS (Cost $149,013,735)                                                                       194,417,328
                                                                                                        ------------------

          See Accompanying Notes to Quarterly Portfolio of Investments.
                                        4

                          E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                                                            PAR              VALUE
                                                                                     -----------------  ------------------
SHORT TERM OBLIGATION - 9.33%
PNC Bank Money Market Fund                                                          $     19,273,914    $      19,273,914
                                                                                                        ------------------

TOTAL SHORT TERM OBLIGATION (Cost $19,273,914)                                                                 19,273,914
                                                                                                        ------------------

TOTAL INVESTMENTS - 103.45% (Cost $168,287,649)                                                               213,691,242

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.45)%                                                                (7,118,694)
                                                                                                        ------------------

TOTAL NET ASSETS - 100.00%                                                                              $     206,572,548
                                                                                                        ==================

*        Denotes non-income producing security.
NVDR     Non Voting Depositary Receipt

          See Accompanying Notes to Quarterly Portfolio of Investments.
                                        5

                         E.I.I. REALTY SECURITIES TRUST

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2006

                                   (UNAUDITED)


A. SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust's pricing committee under procedures adopted by the Trust's Board of Trustees. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.


B. TAX COST OF SECURITIES:

The aggregate cost, gross unrealized appreciation and depreciation and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at September 30, 2006 for each Fund were as follows:


           FUND                            COST      APPRECIATION     (DEPRECIATION)       NET
--------------------------------------------------------------------------------------------------
E.I.I. Realty Securities Fund         $ 21,102,112    $16,248,792       $  (4,953)     $16,243,839
E.I.I. International Property Fund     168,287,649     45,452,765         (49,172)      45,403,593

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EII REALTY SECURITIES TRUST

By (Signature and Title)*  /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date  NOVEMBER 20, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date  NOVEMBER 20, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MICHAEL J. MEAGHER
                         -------------------------------------------------------
                           Michael J. Meagher, Vice President and Treasurer (principal financial officer)

Date  NOVEMBER 20, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.